Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000135675
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 21,675	$ 22,076	$ 21,273	$ 21,484	$ 21,174	$ 20,709	$ 20,476	$ 19,778	$ 18,847	$ 19,545	$ 19,158	$ 18,537	$ 18,227	$ 17,529	$ 16,365	$ 16,645	$ 17,329	$ 17,405	$ 17,101	$ 16,493	$ 16,569	$ 16,417	$ 15,885	$ 16,265	$ 15,657	$ 16,189	$ 15,429	$ 14,977	$ 15,980	$ 16,448	$ 15,646	$ 16,382	$ 16,448	$ 17,585	$ 17,318	$ 17,518	$ 18,521	$ 18,053	$ 18,187	$ 17,490	$ 18,066	$ 17,810	$ 17,490	$ 17,234	$ 17,170	$ 16,465	$ 16,337	$ 16,016	$ 16,145	$ 15,696	$ 14,735	$ 14,986	$ 15,353	$ 14,741	$ 14,068	$ 13,763	$ 13,334	$ 12,233	$ 13,579	$ 14,191	$ 14,068	$ 13,763	$ 13,518	$ 13,410	$ 13,410	$ 13,352	$ 13,120	$ 12,597	$ 12,830	$ 12,481	$ 12,191	$ 11,959	$ 11,320	$ 11,959	$ 11,785	$ 12,307	$ 12,355	$ 12,096	$ 11,784	$ 11,732	$ 11,525	$ 11,525	$ 11,680	$ 11,940	$ 11,629	$ 11,525	$ 11,369	$ 11,231	$ 11,130	$ 11,130	$ 10,979	$ 10,979	$ 10,828	$ 10,777	$ 10,777	$ 10,576	$ 10,475	$ 10,331	$ 10,139	$ 10,331	$ 10,379	$ 10,331	$ 10,091	$ 10,091	$ 9,995	$ 9,899	$ 9,418	$ 9,418	$ 9,754	$ 9,904	$ 9,904	$ 9,522	$ 9,713	$ 10,191	$ 10,144	$ 10,287	$ 10,191	$ 10,144	$ 10,191	$ 9,856	$ 10,000
C000023784
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,443	22,771	21,952	22,167	21,851	21,296	21,059	20,346	19,475	20,109	19,713	19,080	18,763	18,050	16,784	17,070	17,846	17,846	17,536	16,915	16,993	16,837	16,294	16,760	16,062	16,605	15,829	15,368	16,393	16,871	16,051	16,803	16,871	18,032	17,759	17,964	18,988	18,442	18,647	17,935	18,524	18,197	17,935	17,607	17,542	16,822	16,691	16,364	16,495	16,037	15,055	15,311	15,686	15,061	14,374	14,061	13,561	12,499	13,811	14,499	14,311	14,061	13,749	13,638	13,698	13,579	13,342	12,808	13,046	12,749	12,393	12,156	11,504	12,156	11,978	12,512	12,508	12,296	11,978	11,872	11,713	11,713	11,819	12,084	11,819	11,713	11,501	11,360	11,257	11,257	11,103	11,103	10,949	10,897	10,897	10,640	10,538	10,399	10,202	10,399	10,448	10,399	10,153	10,153	10,055	9,957	9,467	9,467	9,810	9,951	9,951	9,561	9,756	10,244	10,146	10,341	10,244	10,195	10,244	9,854	10,000
C000023790
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert VP SRI Mid Cap Portfolio
Account Value	$ 18,599	19,805	18,439	18,875	18,703	18,159	17,404	17,517	17,053	18,034	17,417	16,689	16,874	16,046	14,595	15,254	16,232	16,748	16,338	15,459	15,968	15,935	15,895	16,298	15,115	15,703	14,817	13,813	15,151	16,007	14,645	15,957	16,178	17,505	17,160	17,115	18,773	17,846	18,432	17,699	18,613	18,182	18,020	17,909	17,842	17,134	16,790	16,024	16,320	15,612	14,243	14,203	14,429	13,867	13,120	12,966	12,364	11,135	13,368	14,610	14,539	14,239	13,713	13,698	13,650	13,835	13,420	12,643	13,247	12,732	12,619	12,027	11,068	12,248	11,833	12,820	12,835	12,498	12,183	12,063	11,711	11,610	11,519	11,972	11,581	11,472	11,226	11,124	10,847	10,998	10,898	10,872	10,739	10,660	10,718	10,451	10,372	10,184	9,632	9,791	9,915	9,884	9,635	9,716	9,610	9,947	9,264	9,220	9,672	10,193	10,362	9,946	10,160	10,899	10,862	10,814	10,697	10,862	10,690	9,825	10,000
EATON VANCE Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,729	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,457	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,737	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
EATON VANCE Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,729	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,457	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,737	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 22,393	22,927	21,985	22,300	21,901	21,473	21,091	20,604	19,907	20,642	20,180	19,654	19,512	18,673	17,384	17,753	18,462	18,706	18,333	17,643	17,671	17,498	17,003	17,432	16,562	17,193	16,418	15,742	16,978	17,582	16,499	17,487	17,458	18,745	18,575	18,972	19,813	19,363	19,497	18,719	19,319	19,003	18,687	18,359	18,283	17,657	17,350	17,151	17,286	16,849	15,679	15,939	16,300	15,660	15,042	14,808	14,328	13,189	14,361	14,988	14,864	14,615	14,294	14,097	13,982	13,991	13,849	13,226	13,651	13,326	13,089	12,832	12,168	12,772	12,588	13,190	13,194	12,894	12,631	12,589	12,364	12,376	12,514	12,846	12,492	12,386	12,170	12,002	11,873	11,808	11,650	11,606	11,483	11,375	11,373	11,086	10,945	10,817	10,666	10,826	10,823	10,820	10,552	10,462	10,352	10,303	9,855	9,829	10,100	10,223	10,214	9,740	9,876	10,252	10,107	10,267	10,197	10,168	10,226	9,919	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Account Value	$ 22,393	22,927	21,985	22,300	21,901	21,473	21,091	20,604	19,907	20,642	20,180	19,654	19,512	18,673	17,384	17,753	18,462	18,706	18,333	17,643	17,671	17,498	17,003	17,432	16,562	17,193	16,418	15,742	16,978	17,582	16,499	17,487	17,458	18,745	18,575	18,972	19,813	19,363	19,497	18,719	19,319	19,003	18,687	18,359	18,283	17,657	17,350	17,151	17,286	16,849	15,679	15,939	16,300	15,660	15,042	14,808	14,328	13,189	14,361	14,988	14,864	14,615	14,294	14,097	13,982	13,991	13,849	13,226	13,651	13,326	13,089	12,832	12,168	12,772	12,588	13,190	13,194	12,894	12,631	12,589	12,364	12,376	12,514	12,846	12,492	12,386	12,170	12,002	11,873	11,808	11,650	11,606	11,483	11,375	11,373	11,086	10,945	10,817	10,666	10,826	10,823	10,820	10,552	10,462	10,352	10,303	9,855	9,829	10,100	10,223	10,214	9,740	9,876	10,252	10,107	10,267	10,197	10,168	10,226	9,919	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,070	$ 26,967	$ 24,781	$ 24,915	$ 24,373	$ 23,889	$ 22,814	$ 22,966	$ 22,329	$ 23,604	$ 22,623	$ 21,426	$ 21,735	$ 20,176	$ 18,303	$ 19,265	$ 20,284	$ 21,013	$ 20,211	$ 18,655	$ 19,191	$ 19,293	$ 19,594	$ 20,081	$ 18,541	$ 19,600	$ 18,489	$ 16,982	$ 18,717	$ 19,323	$ 17,587	$ 19,537	$ 19,521	$ 21,150	$ 20,622	$ 20,772	$ 22,424	$ 21,544	$ 22,321	$ 21,068	$ 21,973	$ 21,428	$ 21,265	$ 20,956	$ 20,789	$ 19,781	$ 19,260	$ 18,244	$ 18,292	$ 17,474	$ 15,352	$ 15,255	$ 15,557	$ 15,029	$ 14,196	$ 13,944	$ 13,028	$ 11,392	$ 14,150	$ 15,496	$ 15,621	$ 15,271	$ 14,744	$ 14,590	$ 14,309	$ 14,728	$ 14,521	$ 13,587	$ 14,476	$ 13,945	$ 13,827	$ 13,257	$ 11,966	$ 13,284	$ 12,965	$ 14,140	$ 14,231	$ 13,802	$ 13,467	$ 13,375	$ 13,078	$ 13,098	$ 13,090	$ 13,654	$ 13,158	$ 13,037	$ 12,613	$ 12,406	$ 12,071	$ 12,166	$ 11,989	$ 11,871	$ 11,764	$ 11,674	$ 11,692	$ 11,370	$ 11,102	$ 10,978	$ 10,416	$ 10,757	$ 10,736	$ 10,762	$ 10,293	$ 10,246	$ 10,081	$ 9,975	$ 9,220	$ 9,117	$ 9,756	$ 10,025	$ 9,999	$ 9,416	$ 9,767	$ 10,311	$ 10,235	$ 10,452	$ 10,301	$ 10,395	$ 10,389	$ 9,844	$ 10,000